RELATED PARTY TRANSACTIONS AND BALANCES - Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Management salaries and consulting fees	$ 171,032	$ 171,945	$ 344,423	$ 353,115
Share-based compensation	43,015	234,671	187,510	623,285
Directors' fees	18,635	18,229	36,866	36,566
Total compensation	$ 232,682	$ 424,845	$ 568,799	$ 1,012,966